KNOWLEDGE    DISCIPLINE    SERVICE    CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(TM)
--------------------------------------------------------------------------------

INVESCO Money Market Funds, Inc.

CASH RESERVES FUND
U.S. GOVERNMENT FUND
TAX-FREE MONEY FUND





ANNUAL







[INVESCO ICON]
INVESCO

ANNUAL REPORT | May 31, 1999

MONEY MARKET FUNDS
A Note on Money Market Funds at INVESCO
--------------------------------------------------------------------------------

As investors turn increasingly to money market funds as both short-term savings vehicles and bulwarks against market volatility, we thought it useful to reiterate our approach to money market management at INVESCO.

o We manage Cash Reserves Fund as a convenient vehicle for providing high-quality current yields for investors, while allowing them quick and easy access to their money through free checkwriting.

o Invested in securities backed by the federal government or its agencies, U.S. Government Money Fund is an attractive option for shareholders primarily concerned with safety of principal in light of Y2K concerns and other issues. Of INVESCO's five money market fund alternatives, this offers the highest credit quality.

o Tax-Free Money Fund helps shelter its investors from federal taxes by investing in the debt obligations of states and municipalities. (Income may be subject to state and local taxes, as well as the federal Alternative Minimum Tax.)

o For institutions and individuals with over $100,000 to invest, we also manage two other money market funds. The INVESCO's Treasurer's Series Funds, Money Market Reserve Fund and Tax-Exempt Reserve Fund, provide a lower-cost, higher-yield option. The two Treasurer's Funds have an expense ratio fixed at 25 basis points, or 1/4 percent, which helps insure extremely competitive yields for investors. The ranking firm IBC recently placed the Tax-Exempt Reserve Fund first and the Money Market Reserve Fund third in their respective categories based on seven-day yields.*

While money market funds are not insured by the federal government, they provide a low-risk and increasingly convenient cash-management tool for investors. An investment in these funds is not insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

/s/ Richard R. Hinderlie                       /s/ Ingeborg S. Cosby

Richard R. Hinderlie                           Ingeborg S. Cosby
Vice President                                 Vice President

--------------------------------------------------------------------------------

RICHARD R. HINDERLIE

VICE PRESIDENT, INVESCO FUNDS GROUP. BA, PACIFIC LUTHERAN UNIVERSITY, MBA, ARIZONA STATE UNIVERSITY. JOINED INVESCO IN 1993. BEGAN INVESTMENT CAREER IN 1973. HAS MANAGED CASH RESERVES FUND AND U.S. GOVERNMENT MONEY FUND SINCE 1993.

INGEBORG S. COSBY

VICE PRESIDENT, INVESCO FUNDS GROUP. JOINED INVESCO IN 1985. BEGAN INVESTMENT CAREER IN 1982. HAS MANAGED TAX-FREE MONEY FUND SINCE 1987.

--------------------

* IBC MONEY FUND REPORT, June 29, 1999. IBC is an independent mutual fund analyst specializing in money market funds. INVESCO Treasurer's Tax-Exempt Reserve ranked #1 out of 285 tax-free money funds based on its 7-day yield as of June 29, 1999. INVESCO Treasurer's Money Market Reserve ranked #3 out of 250 non-governemtn money funds based on its 7-day yield as of June 29, 1999. Past performance is not a guarantee of future results.

INVESCO | Annual Report | May 31, 1999
Market Headlines: June 1998 to May 1999

The strong annual returns recorded at the end of 1998 by large company stock indexes masked a period of turmoil in the markets as dramatic as any in recent memory. With investors already nervous about valuations, confidence evaporated in late summer when the Asian financial crisis appeared ready to spread like wildfire through the world's emerging markets.

The quick actions of the Federal Reserve Board and bargain-hunting by stoic investors helped the markets reverse their losses in the early fall. Yet most important, perhaps, was the continuing strength of the American economy--and behind it, the American consumer. Low unemployment and interest rates, strong wage gains, and a resilient level of consumer confidence kept money flowing into housing and the auto industry, the two bellwether industries for the economy. Technology stocks led the rebound, as investors looked for the industries with the highest growth rates and the most pricing leverage.

Throughout the fall and winter, the largest, fastest-growing companies left the rest of the market behind as investors kept one eye on the continuing problems overseas and another on the blossoming technological promise of the American economy. First health care stocks and then telecommunications issues outdistanced the pack. Meanwhile, cyclical issues suffered, as did many small or slower-growing company stocks.

By the spring of 1999, however, the threat of economic overheating rather than worldwide depression loomed largest in many investors' minds. Signs of renewed economic strength abroad and remarkable growth figures at home led many to believe that the Federal Reserve would soon reverse course and lead interest rates higher--and indeed, market interest rates crept upward. Too much growth rather than too little encouraged many to head for cyclical industries poised to benefit from improving markets.

As the "cyclical rotation" continued, the market averages seemed to bounce against a ceiling, putting an end to their dizzying ascent since the fall. With the economic outlook almost too bright and the market near its record levels, investors began to speak again of the importance of stock selection and asset allocation in place of playing the averages.

YEAR 2000 COMPUTER ISSUE.
Many computer systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Funds could be adversely affected.

In addition, the markets for, or values of, securities in which the Funds invest may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning computer systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Funds' investments. At this time, it is generally believed that foreign issuers, particularly those in emerging and other markets, may be more vulnerable to Year 2000 problems than will be issuers in the U.S.

STATEMENT OF INVESTMENT SECURITIES

INVESCO Money Market Funds, Inc.
May 31,1999

                                                 EFFECTIVE
                                                  INTEREST             PRINCIPAL
%       DESCRIPTION                                 RATE %               AMOUNT            VALUE
------------------------------------------------------------------------------------------------
Cash Reserves Fund
100.00  SHORT-TERM INVESTMENTS
99.65   COMMERCIAL PAPER
4.89    AUTO PARTS
        PACCAR Financial
          6/2/1999                                    4.86           $ 7,500,000    $  7,499,002
          6/3/1999                                    4.88             3,200,000       3,199,145
          6/10/1999                                   4.89            10,000,000       9,987,956
          6/15/1999                                   4.88            20,000,000      19,962,632
================================================================================================
                                                                                      40,648,735
8.65    AUTOMOBILES
        Ford Motor Credit
          6/3/1999                                    4.81            25,000,000      25,000,000
          6/4/1999                                    4.81            15,000,000      15,000,000
        General Motors Acceptance, 7/12/1999          4.95            32,000,000      31,822,934
================================================================================================
                                                                                      71,822,934
5.39    BANKS
        Wells Fargo, 7/14/1999                        4.92            45,000,000      44,740,547
================================================================================================
9.76    CONSUMER FINANCE
        American Express Credit
          6/2/1999                                    4.87             8,000,000       8,000,000
          6/30/1999                                   4.85            35,000,000      35,000,000
        Household Finance, 6/8/1999                   4.83            38,000,000      38,000,000
================================================================================================
                                                                                      81,000,000
5.18    ELECTRICAL EQUIPMENT
        General Electric
          6/1/1999                                    4.87            39,000,000      39,000,000
          6/9/1999                                    4.89             4,000,000       4,000,000
================================================================================================
                                                                                      43,000,000
15.52   FINANCIAL -- DIVERSIFIED
        American General Finance, 6/7/1999            4.79            15,000,000      15,000,000
        Associates Corp of North America, 6/1/1999    4.92            40,000,000      40,000,000
        CIT Group Holdings, 6/28/1999                 4.89            29,000,000      28,895,433
        Heller Financial, 6/29/1999                   4.96            45,000,000      45,000,000
================================================================================================
                                                                                     128,895,433
13.80   INSURANCE
        American General, 6/9/1999                    4.89            10,000,000      10,000,000




                                                 EFFECTIVE
                                                  INTEREST             PRINCIPAL
%       DESCRIPTION                                 RATE %               AMOUNT            VALUE
------------------------------------------------------------------------------------------------
        CIGNA Corp
          6/9/1999                                    4.84           $15,000,000    $ 15,000,000
          6/25/1999                                   4.84            25,000,000      25,000,000
        Prudential Funding, 6/10/1999                 4.84            18,000,000      18,000,000
        SAFECO Credit, 6/30/1999                      4.93            10,000,000       9,961,005
        Transamerica Finance
          6/23/1999                                   4.85            24,300,000      24,229,239
          8/6/1999                                    4.95            12,500,000      12,389,029
================================================================================================
                                                                                     114,579,273
10.84   INVESTMENT BANK/BROKER FIRM
        Bear Stearns, 6/1/1999                        4.94            30,000,000      30,000,000
        Merrill Lynch, 6/11/1999                      4.90            20,000,000      19,973,172
        Morgan Stanley Dean Witter, 6/2/1999          4.88            40,000,000      39,994,654
================================================================================================
                                                                                      89,967,826
4.82    MACHINERY
        Deere & Co, 6/14/1999                         4.82            40,000,000      40,000,000
================================================================================================
3.97    OIL & GAS RELATED
        Chevron USA, 6/21/1999                        4.87            33,000,000      33,000,000
================================================================================================
4.82    REAL ESTATE RELATED
        Weyerhaeuser Real Estate
          6/4/1999                                    4.89            21,000,000      20,991,570
          6/7/1999                                    4.87            15,000,000      14,987,993
          6/16/1999                                   4.91             4,000,000       3,991,954
================================================================================================
                                                                                      39,971,517
4.82    RETAIL
        Sears Roebuck Acceptance
          6/9/1999                                    4.90             3,000,000       3,000,000
          6/22/1999                                   4.88            20,000,000      20,000,000
          6/24/1999                                   4.88            17,000,000      17,000,000
================================================================================================
                                                                                      40,000,000
4.78    SERVICES
        Hertz Corp
          6/3/1999                                    4.88             6,000,000       5,998,398
          6/3/1999                                    4.85             7,000,000       7,000,000
          6/4/1999                                    4.90             4,720,000       4,718,101
          6/7/1999                                    4.84            22,000,000      22,000,000
================================================================================================
                                                                                      39,716,499
2.41    TELECOMMUNICATIONS -- LONG DISTANCE
        Bell Atlantic Network Funding, 6/7/1999       4.86            20,000,000      19,984,052
================================================================================================
         TOTAL COMMERCIAL PAPER (Amortized Cost $827,326,816)                        827,326,816
================================================================================================




                                                 EFFECTIVE
                                                  INTEREST             PRINCIPAL
%       DESCRIPTION                                 RATE %               AMOUNT            VALUE
------------------------------------------------------------------------------------------------
0.35    REPURCHASE AGREEMENTS
        Repurchase Agreement with State Street
          dated 5/28/1999 due 6/1/1999 at 4.720%,
          repurchased at $2,941,542 (Collateralized by
          US Treasury Bonds due 8/15/2013 at 12.000%,
          value $3,012,136) (Cost $2,940,000)                       $  2,940,000    $  2,940,000
================================================================================================
100.00  TOTAL INVESTMENT SECURITIES AT VALUE
        (Amortized Cost $830,266,816)(a)                                            $830,266,816
================================================================================================
Tax-Free Money Fund
100.00  SHORT-TERM INVESTMENTS
95.73   MUNICIPAL NOTES
1.68    ALABAMA
        Alabama Docks Dept, FR, Seaport Facil Rev,
          Series 1978, 11/1/1999                      3.10          $    305,000    $    309,869
        Montgomery Edl Bldg Auth, Alabama (Faulkner
          Univ Proj) (MBIA Insured), FR, Facils Rev,
          Series 1998, 10/1/1999                      3.60               245,000         246,707
        Troy State Univ System, Alabama
          (MBIA Insured), FR, Gen Student Fee
          Rev, Series 1998, 11/1/1999                 3.55               310,000         310,108
================================================================================================
                                                                                         866,684
0.93    ARIZONA
        Arizona Hlth Facils Auth (Arizona Vol Hosp
          Fedn)(FGIC Insured), AR Mode Bonds,
          1985 Series A, 10/1/2015(b)                 3.25               480,000         480,000

4.85    CALIFORNIA
        Los Angeles Regl Airports Impt, California
          (American Airlines/Los Angeles Intl Airport)
          (LOC - Wachovia Bank), AR, Facils Sublease
          FDR, Issue 1984
             Series C, 12/1/2024(b)                   3.25               600,000         600,000
             Series F, 12/1/2024(b)                   3.25               800,000         800,000
             Series G, 12/1/2024(b)                   3.25             1,100,000       1,100,000
================================================================================================
                                                                                       2,500,000
0.97    COLORADO
        Colorado Student Oblig Auth (AMBAC Insured),
          AR, Sr Lien Student Ln Rev, 1999 Series A-1,
          9/1/2002(b)                                 3.35               500,000         500,000
================================================================================================
1.56    DISTRICT OF COLUMBIA
        District of Columbia (Washington D.C.)
          (AMBAC Insured), FR, Gen Oblig,
          Series 1990A, 6/1/1999                      3.10               480,000         480,000





                                                 EFFECTIVE
                                                  INTEREST             PRINCIPAL
%       DESCRIPTION                                 RATE %               AMOUNT            VALUE
------------------------------------------------------------------------------------------------
        District of Columbia (Washington D.C.)
          (Howard University Issue)
          (MBIA Insured), FR, Rev Ref,
          Series 1996, 10/1/1999                      3.15          $    320,000    $    321,398
================================================================================================
                                                                                         801,398
3.07    FLORIDA
        Broward Cnty, Florida (AMBAC Insured), FR,
          Wtr & Swr Util Rev Ref, Series 1993,
          10/1/1999                                   3.10               250,000         250,888
        Broward Cnty School Brd, Florida
          (AMBAC Insured), FR, Ctfs of Participation,
          Series 1997C, 7/1/1999                      3.63               220,000         220,083
        Miami-Dade Cnty School Dist, Florida
          (FSA Insured), FR, Gen Oblig Ref School,
          Series 1998, 8/1/1999                       3.45               200,000         200,166
        St Lucie Cnty, Florida (Savannah Hosp Proj)
          (LOC - NationsBank of Georgia), FRD, IDR,
          Series 1985, 11/1/2015(b)                   3.40               910,000         910,000
================================================================================================
                                                                                       1,581,137
6.78    GEORGIA
        DeKalb Cnty Hosp Auth, Georgia (DeKalb Med Ctr
          Proj) (LOC - Trust Co Bank),
          AR, RAC, Series 1993B, 9/1/2009(b)           3.30            1,145,000       1,145,000
        DeKalb Private Hosp Auth, Georgia (Egleston
          Children's Hosp at Emory Univ Proj)
          (LOC - Suntrust Bank), VRD, RAC, Series
          1994B, 12/1/2017(b)                          3.20              500,000         500,000
        Macon-Bibb Cnty Hosp Auth, Georgia (Med Ctr
          of Cent Georgia) (LOC - Trust Co Bank), AR,
          RAC, Series 1994, 4/1/2007(b)                3.30            1,345,000       1,345,000
        Savannah Econ Dev Auth, Georgia (Home Depot
          Proj) (LOC - Trust Co Bank), AR, Exmp Facil
          Rev, Series 1995B, 8/1/2025(b)               3.30              500,000         500,000
================================================================================================
                                                                                       3,490,000
1.94    IDAHO
        Idaho, FR, TAN, Series 1998, 6/30/1999         3.60            1,000,000       1,000,603
================================================================================================
4.59    ILLINOIS
        Decatur, Illinois (Macon Cnty) (Decatur Mem
          Hosp Proj) (MBIA Insured), FR, Hosp Facil
          Rev, Series 1991B, 10/1/1999                 3.20              155,000         156,516
        Gtr Rockford Airport Auth, Illinois (Winnebago
          Cnty) (AMBAC Insured), FR, Gen Oblig Airport,
          Series 1998, 1/1/2000                        3.30              315,000         325,001
        Illinois Dev Fin Auth (6 West Hubbard Street
          Proj)(LOC - LaSalle Natl Bank), F/FR, IDR,
          Series 1986, 12/1/2016(b)                    3.40              855,000         855,000




                                                 EFFECTIVE
                                                  INTEREST             PRINCIPAL
%       DESCRIPTION                                 RATE %               AMOUNT            VALUE
------------------------------------------------------------------------------------------------
        Illinois Dev Fin Auth (Kindlon Partners Proj)
          (LOC - LaSalle Natl Bank), VR, Indl Proj
          Rev, Series 1991, 5/1/2006(b)                3.31         $    600,000     $   600,000
        Plainfield Cmnty Cons School Dist #202,
          Illinois(Will & Kendall Cntys) (FSA
          Insured), FR, Gen Oblig Ltd, Series
          1998C, 12/30/1999                            3.08              225,000         228,111
        Rockford, Illinois (Winnebago Cnty) (AMBAC
          Insured), FR, Gen Oblig Ref, Series 1993,
          12/15/1999                                   3.15              200,000         201,270
================================================================================================
                                                                                       2,365,898
6.60    INDIANA
        Daviess Cnty, Indiana (Perdue Farms/Shenandoah
          Valley Farms Facil) (LOC - Natl Bank of
          North Carolina), V/FRD, Econ Dev Rev,
          1987 Issue, 9/1/2007(b)                      3.20            1,500,000       1,500,000
        Indiana Hosp Auth (MBIA Insured), VR, Equip
          Fing Rev, Series 1985A, 12/1/2015(b)         3.30              400,000         400,000
        Indiana Muni Pwr Agency (LOC - Toronto-Dominion
          Bank), VRD, Pwr Supply System Ref Rev,
          1998 Series A, 1/1/2018(b)                   3.20            1,000,000       1,000,000
        Newton Cnty, Indiana (Intec Group Proj)
          (LOC - LaSalle Natl Bank), A/FR, Econ Dev
          Rev, Series 1994, 9/1/2010(b)                3.31              500,000         500,000
================================================================================================
                                                                                       3,400,000
1.17    IOWA
        Iowa Fin Auth (Wheaton Franciscan Svcs) (MBIA
          Insured), VRD, Rev, Series 1998B,
          8/15/2024(b)                                 3.40              600,000         600,000
================================================================================================
2.42    KANSAS
        Fairway, Kansas (J C Nichols Proj) (LOC - Prin
          Mutual Ins Co), FRD, Indl Rev, Series 1984,
          11/1/2014(b)                                 3.80              500,000         500,000
        Spring Hill, Kansas (Abrasive Engr & Mfg Proj)
          (LOC - LaSalle Natl Bank), VR, Indl Rev,
          Series 1996, 9/1/2016(b)                     3.31              500,000         500,000
        Topeka, Kansas (FSA Insured), FR, Wtr & Wtr
          Pollution Ctl Util Ref Rev, Series 1998A,
          8/1/1999                                     3.15              245,000         245,250
================================================================================================
                                                                                       1,245,250
0.19    KENTUCKY
        Danville, Kentucky (Mt. Sterling,
          Kentucky Wtr & Swr System Rev Ref & Impt
          Proj) (MBIA Insured) FR, Multi-City Lease
          Rev, Series 1998-B, 6/1/1999                 3.76              100,000         100,000
================================================================================================




                                                 EFFECTIVE
                                                  INTEREST             PRINCIPAL
%       DESCRIPTION                                 RATE %               AMOUNT            VALUE
------------------------------------------------------------------------------------------------
3.87    LOUISIANA
        Louisiana (FGIC Insured), FR, Gasoline & Fuels
          Tax Rev, 1990 Series A, 11/15/1999           3.15          $   300,000    $    305,442
        New Orleans, Louisana (AMBAC Insured), FR,
          Drain System, Series 1998, 12/1/1999         3.20              300,000         304,280
        New Orleans, Louisana (MBIA Insured), FR,
          Sewerage Svc Rev, Series 1998, 6/1/1999      3.10              375,000         375,000
        New Orleans, Louisiana (MBIA Insured), FR,
          Wtr Rev, Series 1998, 12/1/1999              3.20              240,000         242,126
        Orleans Parish School Dist, Louisiana
          (AMBAC Insured), FR, Gen Oblig School,
          Series 1997, 9/1/1999                        3.05              300,000         301,423
        St. Charles Parish School Brd, Louisiana
          (AMBAC Insured), FR, Sales Tax School,
          Series 1999, 2/1/2000                        3.21              455,000         466,275
================================================================================================
                                                                                       1,994,546
2.02    MARYLAND
        Allegany Cnty, Maryland (AMBAC Insured), FR,
          Gen Oblig Pub Impt, Series 1998, 8/1/1999    3.50              525,000         525,714
        Maryland Hlth & Higher Edl Facils Auth,
          (Mercy Med Ctr Issue) FR, Rev,
          Series 1989, 7/1/2020(b)                     3.20              250,000         255,962
        Montgomery Cnty, Maryland, FR, Gen Oblig Cons
          Pub Impt, Series 1989B, 11/1/2002(b)         3.10              250,000         258,723
================================================================================================
                                                                                       1,040,399
3.43    MICHIGAN
        Beaverton Rural Schools, Michigan (Gladwin
          & Clare Cntys) (FGIC Insured), FR, Gen Oblig
          Unltd Tax School Bldg & Site, Series 1996,
          5/1/2000                                     3.20              255,000         264,244
        Delta Cnty Econ Dev Corp, Michigan (Mead-
          Escanaba Paper Proj), ATS, Env Impt Rev Ref,
          Series 1985D, 12/1/2023(b)                   3.35            1,500,000       1,500,000
================================================================================================
                                                                                       1,764,244
1.94    MISSOURI
        Columbia, Missouri (LOC - Toronto-Dominion
          Bank), VR, Spl Oblig Ins Reserve, Series
          1988A, 6/1/2008(b)(c)                        3.20            1,000,000       1,000,000
================================================================================================
1.94    MONTANA
        Billings, Montana (CFS Continental Proj)
          (LOC - Toronto-Dominion Bank), ATS, IDR,
          Series 1984, 12/1/2014(b)                    3.20            1,000,000       1,000,000
================================================================================================




                                                 EFFECTIVE
                                                  INTEREST             PRINCIPAL
%       DESCRIPTION                                 RATE %               AMOUNT            VALUE
------------------------------------------------------------------------------------------------
0.79    NEBRASKA
        Hamilton Cnty, Nebraska (Iams Co Proj) (LOC -
          NationsBank),VR, IDR Ref, Series 1990,
          7/1/2005(b)                                  3.30        $     405,000    $    405,000
================================================================================================
1.48    NEW JERSEY
        Delran Township, New Jersey (Burlington Cnty)
          (MBIA Insured), FR, Gen Oblig, Series 1998,
          6/1/1999                                     3.70              220,000         220,000
        Passaic, New Jersey (FSA Insured), FR, Gen
          Impt, 7/15/1999                              3.65              540,000         540,712
================================================================================================
                                                                                         760,712
0.97    NEW MEXICO
        New Mexico Hwy Commn (FSA Insured), ATS,
          Sub Lien Tax Hwy Rev, Series 1996,
          6/15/2011(b)                                 3.25              500,000         500,000
================================================================================================
4.30    NEW YORK
        Marion Cent School Dist, New York (Wayne Cnty)
          (FSA Insured), FR, Gen Oblig, Series 1998,
          6/15/1999                                    3.20              175,000         175,035
        Monroe Cnty Indl Dev Agency, New York (Ron
          Ink Proj) (LOC - LaSalle Natl Bank), VR, IDR,
          Series 1996, 7/1/2013(b)                     3.69            1,500,000       1,500,000
        New York, New York (FGIC Insured), FR, Gen
          Oblig, Fiscal 1990 Series H, 8/1/1999        3.44              200,000         201,179
        Salmon River Cent School Dist, New York
          (Franklin & St. Lawrence Cntys) (AMBAC
          Insured), FR, Gen Oblig, Series 1998,
          6/15/1999                                    3.50              338,000         338,091
================================================================================================
                                                                                       2,214,305
4.85    NORTH CAROLINA
        North Carolina Edl Facils Fin Agency (Bowman
          Gray School of Medicine Proj) (LOC - Wachovia
          Bank) VR, Rev, Series 1990, 9/1/2020(b)      3.25              500,000         500,000
        Wake Cnty Indl Facils & Pollution Ctl Fing
          Auth, North Carolina (Carolina Pwr & Light
          Proj)(LOC - First Union Natl Bank), VR,
          PCR, Series 1985B, 9/1/2015(b)               3.25            2,000,000       2,000,000
================================================================================================
                                                                                       2,500,000
0.98    NORTH DAKOTA
        Williston, North Dakota (Catholic Hlth) (MBIA
          Insured), FR, Hlth Facils Rev, Series 1995C,
          11/15/1999                                   3.00              500,000         503,130
================================================================================================
0.81    OHIO
        Ohio Wtr Dev Auth, FR, Wtr Dev Rev Ref,
          Series 1975, 9/1/1999                        3.05              410,000         414,872
================================================================================================




                                                 EFFECTIVE
                                                  INTEREST             PRINCIPAL
%       DESCRIPTION                                 RATE %               AMOUNT            VALUE
------------------------------------------------------------------------------------------------
2.43    PENNSYLVANIA
        Emmaus Gen Auth, Pennsylvania (Pennsylvania
          VR Ln Prog) (FSA Insured), VRD, Rev, Series
          1996, 12/1/2028(b)                           3.25        $   1,000,000   $   1,000,000
        Pennsylvania Turnpike Commn (FGIC Insured),
          FR, Pennsylvania Turnpike Rev, Series
          1992 O, 12/1/1999                            3.18              250,000         252,238
================================================================================================
                                                                                       1,252,238
2.52    RHODE ISLAND
        Rhode Island Indl Facils Corp (Blackstone Valley
          Elec Proj) (LOC - Bank of New York), VRD,
          Elec Facils Rev, Series 1984, 12/1/2014(b)   3.40            1,300,000       1,300,000
================================================================================================
0.97    SOUTH CAROLINA
        Anderson Cnty, South Carolina (Belton Inds
          Proj)(LOC - NationsBank of North Carolina),
          AR, Indl Rev, Series 1991A, 7/1/2004(b)      3.40              500,000         500,000
================================================================================================
4.04    TENNESSEE
        Decatur Cnty, Tennessee (FGIC Insured), FR,
          School, Series 1998, 6/1/1999                3.80              330,000         330,000
        Greeneville Hlth & Edl Facils Brd, Tennessee
          (Laughlin Mem Hosp Proj) (LOC - NationsBank
          of Tennessee), VRD, Rev, Series 1992,
          10/1/2014(b)                                 3.25              800,000         800,000
        Knox Cnty Indl Dev Brd, Tennessee (FGIC
          Insured), FRD, IDR, Series 1984,
          12/1/2014(b)                                 3.40              800,000         800,000
        Monroe Cnty, Tennessee (FSA Insured), FR,
          Rural School Ref, Series 1998, 6/1/1999      3.66              150,000         150,000
================================================================================================
                                                                                       2,080,000
15.86   TEXAS
        Atlanta, Texas (Cass Cnty) (AMBAC Insured),
          FR, Ctfs of Oblig, Series 1999, 2/15/2000    3.35              150,000         152,484
        Boerne Indpt School Dist, Texas (Kendall Cnty)
          (PSFG Insured), FR, Unltd Tax School
          Bldg & Ref, Series 1999, 2/1/2000            3.25              440,000         442,144
        Center Indpt School Dist, Texas (Shelby Cnty)
          (PSFG Insured), FR, Unltd Tax School
          Bldg & Ref, Series 1999, 2/15/2000           3.24              255,000         255,000
        Grapevine Indl Dev, Texas (American Airlines
          Proj)(LOC - Morgan Guaranty Trust), VR,
          Multiple Mode Rev
            1984 Series A-1, 12/1/2024(b)              3.25              300,000         300,000
            1984 Series B-1, 12/1/2024(b)              3.25              900,000         900,000
            1984 Series B-4, 12/1/2024(b)              3.25              600,000         600,000




                                                 EFFECTIVE
                                                  INTEREST             PRINCIPAL
%       DESCRIPTION                                 RATE %               AMOUNT            VALUE
------------------------------------------------------------------------------------------------

        Hunt Mem Hosp Dist, Texas (FSA Insured), VR,
          Rev, Series 1998, 8/15/2017(b)               3.25        $     500,000    $    500,000
        Lone Star Airport Impt Auth, Texas (American
          Airlines Proj) (LOC - Royal Bank of Canada),
          V/FRD, Multiple Mode Rev,
            1984 Series B-1, 12/1/2014(b)              3.25              800,000         800,000
            1984 Series B-2, 12/1/2014(b)              3.25              500,000         500,000
            1984 Series B-4, 12/1/2014(b)              3.25              400,000         400,000
        Magnolia Indpt School Dist, Texas (Montgomery
          Cnty) (PSFG Insured), FR, Unltd Tax School
          Bldg, Series 1995, 8/15/1999                 3.20              100,000         100,965
        Mesquite, Texas (Dallas Cnty) (FGIC Insured),
          FR, Gen Oblig Ref & Impt, Series 1992,
          2/15/2000                                    3.25              285,000         289,422
        Plano Indpt School Dist, Texas (Collin Cnty)
          (PSFG Insured), FR, Unltd Tax School Bldg,
          Series 1999, 2/15/2000(d)                    3.34              840,000         849,513
        Plano Indpt School Dist, Texas (Collin Cnty)
          (PSFG Insured), VR, Unltd Tax School Bldg,
          Series 1997, 8/15/2017(b)                    3.00            1,000,000       1,000,000
        San Patricio Cnty Muni Wtr Dist, Texas (FSA
          Insured), FR, Wtr Rev, Series 1998,
          7/10/1999                                    3.12              150,000         150,534
        Sheldon Indpt School Dist, Texas (Harris Cnty)
          (PSFG Insured), FR, Ultd Tax School Bldg,
          Series 1999, 2/15/2000                       3.22              150,000         151,585
        Stafford, Texas (Fort Bend & Harris Cntys)
          (FGIC Insured), FR, Perm Impt, Series
          1998, 9/1/1999                               3.16              300,000         301,157
        Trinity River Auth, Texas (AMBAC Insured), FR,
          Regl Wastewtr System Rev, Series 1995,
          8/1/1999                                     3.10              225,000         225,689
        Trinity River Auth, Texas (FGIC Insured),
          FR, Regl Wastewtr System Impt Rev,
          Series 1992, 8/1/1999                        3.10              250,000         251,278
================================================================================================
                                                                                       8,169,771
0.58    UTAH
        Tremonton, Utah (Box Elden Cnty), (La-Z-Boy
          Chair Proj) (LOC - NBD Bank), VRD, IDR,
          Series 1990, 6/1/2000(b)                     3.69              300,000         300,000
================================================================================================
0.84    VIRGINIA
        Richmond, Virginia, FR, Gen Oblig Pub Impt,
          Series 1990A, 1/15/2020(b)                   3.15              415,000         432,885
================================================================================================
3.39    WASHINGTON
        Seattle Metro Muni, Washington (MBIA Insured),
          FR, Swr Rev, Series T, 1/1/2031(b)           3.10              220,000         229,078
        Vancouver, Washington (FSA Insured), FR, Ltd
          Tax Gen Oblig, Series 1998A, 12/1/1999       3.10              285,000         287,666




                                                 EFFECTIVE
                                                  INTEREST             PRINCIPAL
%       DESCRIPTION                                 RATE %               AMOUNT            VALUE
------------------------------------------------------------------------------------------------
        Washington, FR, Motor Veh Fuel Tax
          Gen Oblig Ref, Series R-94B, 9/1/1999        3.05         $    100,000    $    100,597
        Washington Pub Pwr Supply System (Nuclear
          Proj #1), FR, Ref Rev
            Series 1989A, 7/1/2015(b)                  1.72              220,000         221,048
            Series 1989B, 7/1/2015(b)                  3.18              870,000         907,351
================================================================================================
                                                                                       1,745,740
0.97    WEST VIRGINIA
        West Virginia School Bldg Auth (MBIA Insured),
          FR, Cap Impt Rev, Series 1994, 7/1/1999      3.65              500,000         500,631
================================================================================================
          TOTAL MUNICIPAL NOTES (Amortized Cost $49,309,443)                          49,309,443
================================================================================================
4.27    COMMERCIAL PAPER
4.27    FINANCIAL
        General Electric Captial, 6/1/1999
          (Cost $2,200,000)                            4.90            2,200,000       2,200,000
================================================================================================
100.00  TOTAL INVESTMENT SECURITIES AT VALUE
        (Amortized Cost $51,509,443)(a)                                             $ 51,509,443
================================================================================================

U.S. Government Money Fund
100.00  SHORT-TERM INVESTMENTS
86.91   US GOVERNMENT AGENCY OBLIGATIONS
        Fannie Mae
          6/8/1999                                     4.82         $  7,000,000    $  6,993,537
          6/24/1999                                    4.83           10,000,000       9,969,637
        Federal Home Loan Bank
          6/9/1999                                     4.82            6,500,000       6,493,135
        Freddie Mac
          6/15/1999                                    4.82            7,000,000       6,987,075
          6/22/1999                                    4.83           10,000,000       9,972,274
          6/30/1999                                    4.88           25,000,000      24,903,551
          7/14/1999                                    4.90           12,500,000      12,428,295
          7/16/1999                                    4.85           10,000,000       9,940,570
================================================================================================
        TOTAL US GOVERNMENT AGENCY OBLIGATIONS
          (Amortized Cost $87,688,074)                                                87,688,074
================================================================================================
13.09   REPURCHASE AGREEMENTS
        Repurchase Agreement with State Street
          dated 5/28/1999 due 6/1/1999 at 4.720%,
          repurchased at $13,211,925 (Collateralized by
          US Treasury Bonds, due 4/15/2028 at 3.625%,
          value $13,482,157)(Cost $13,205,000)                        13,205,000      13,205,000
================================================================================================
100.00  TOTAL INVESTMENT SECURITIES AT VALUE
        (Amortized Cost $100,893,074)(a)                                            $100,893,074
================================================================================================

The following abbreviations may be used in portfolio descriptions:

A/FR(e) --   Adjustable/Fixed Rate    IDR       --   Industrial Development
                                                     Revenue
AMBAC   --   American Municipal Bond  LOC       --   Letter of Credit
             Assurance Corporation
AR(e)   --   Adjustable Rate          MBIA      --   Municipal Bond Investors
ATS(e)  --   Adjustable Tender                       Assurance Corporation
             Securities
FDR(e)  --   Flexible Demand Revenue  PCR       --   Pollution Control Revenue
FGIC    --   Financial Guaranty       PSGF      --   Permanent School Fund
             Insurance Company                       Guarantee Program
FNMA    --   Fannie Mae               RAC       --   Revenue Anticipation
                                                     Certificates
F/FR    --   Floating/Fixed Rate      TAN       --   Tax Anticipation Notes
FR      --   Fixed Rate               TECP      --   Tax-Exempt Commercial Paper
FRD(e)  --   Floating Rate Demand     V/FRD(e)  --   Variable/Fixed Rate Demand
FSA     --   Financial Security       VR(e)     --   Variable Rate
             Assurance
GNMA    --   Government National      VRD(e)    --   Variable Rate Demand
             Mortgage Association

(a)  Also represents cost for income tax purposes.

(b) All securities with a maturity date greater than one year have either a variable rate, demand feature, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

(c)  Security  has  been  designated  as  collateral  for  when-issued   ("W/I")
     securities.

(d)  Security is a W/I security.

(e)  Rate is subject to change. Rate shown reflects current rate.


See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

INVESCO Money Market Funds, Inc.
May 31, 1999

                                                      CASH           TAX-FREE
                                                  RESERVES              MONEY
                                                      FUND               FUND
-----------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                 $ 830,266,816       $ 51,509,443
=============================================================================
  At Value(a)                                $ 830,266,816       $ 51,509,443
Receivables:
  Fund Shares Sold                              22,060,999             70,037
  Interest                                       1,264,655            447,405
Prepaid Expenses and Other Assets                  158,109             31,467
=============================================================================
TOTAL ASSETS                                   853,750,579         52,058,352
=============================================================================
LIABILITIES
Payables:
  Custodian                                        228,098            134,762
  Distributions to Shareholders                     39,680              4,080
  Fund Shares Repurchased                       39,206,950          1,207,411
Accrued Expenses and Other Payables                117,956             14,719
=============================================================================
TOTAL LIABILITIES                               39,592,684          1,360,972
=============================================================================
NET ASSETS AT VALUE                          $ 814,157,895       $ 50,697,380
=============================================================================
Shares Outstanding(b)                          814,157,895         50,697,380
NET ASSET VALUE, Offering and Redemption
  Price per Share                            $        1.00       $       1.00
=============================================================================

(a) Investment securities at cost and value at May 31, 1999 include a repurchase agreement of $2,940,000 for Cash Reserves Fund.

(b) The Fund has ten billion authorized shares of common stock, par value of $0.01 per share. Of such shares, five billion and one billion have been allocated to Cash Reserves and Tax-Free Money Funds, respectively. Paid-in capital was $814,157,895 and $50,697,380 for Cash Reserves and Tax-Free Money Fund, respectively.

See Notes to Financial Statements

INVESCO Money Market Funds, Inc.
May 31, 1999

                                                              U.S. GOVERNMENT
                                                                        MONEY
                                                                         FUND
-----------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                  $   100,893,074
=============================================================================
  At Value(a)                                                 $   100,893,074
Cash                                                                  225,292
Receivables:
  Fund Shares Sold                                                  1,414,673
  Interest                                                              6,925
Prepaid Expenses and Other Assets                                      46,267
=============================================================================
TOTAL ASSETS                                                      102,586,231
=============================================================================
LIABILITIES
Payables:
  Distributions to Shareholders                                         3,647
  Fund Shares Repurchased                                          11,055,569
Accrued Expenses and Other Payables                                    17,882
=============================================================================
TOTAL LIABILITIES                                                  11,077,098
=============================================================================
NET ASSETS AT VALUE                                           $    91,509,133
=============================================================================
Shares Outstanding(b)                                              91,509,133
NET ASSET VALUE, Offering and Redemption
  Price per Share                                             $          1.00
=============================================================================


(a) Investment securities at cost and value at May 31, 1999 include a repurchase agreement of $13,205,000 for U.S. Government Money Fund.

(b) The Fund has ten billion authorized shares of common stock, par value of $0.01 per share. Of such shares, one billion has been allocated to U.S. Government Money Fund. Paid-in capital for U.S. Government Money Fund was $91,509,133.

 See Notes to Financial Statements

STATEMENT OF OPERATIONS

INVESCO Money Market Funds, Inc.
Year Ended May 31, 1999


                                                      CASH           TAX-FREE
                                                  RESERVES              MONEY
                                                      FUND               FUND
-----------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST INCOME                               $ 41,306,552        $ 1,661,919
=============================================================================
EXPENSES
Investment Advisory Fees                         3,157,241            246,764
Transfer Agent Fees                              3,167,337            138,487
Administrative Fees                                140,326             18,152
Custodian Fees and Expenses                        130,030             14,397
Directors' Fees and Expenses                        41,737             10,527
Professional Fees and Expenses                      42,120             22,011
Registration Fees and Expenses                     158,406             27,032
Reports to Shareholders                            337,246             17,024
Other Expenses                                      19,698              7,478
=============================================================================
  TOTAL EXPENSES                                 7,194,141            501,872
  Fees and Expenses Absorbed by Investment
    Adviser                                       (87,157)          (123,371)
  Fees and Expenses Paid Indirectly               (37,932)            (5,559)
=============================================================================
     NET EXPENSES                                7,069,052            372,942
NET INVESTMENT INCOME AND NET INCREASE IN
  NET ASSETS FROM OPERATIONS                  $ 34,237,500        $ 1,288,977
=============================================================================

See Notes to Financial Statements

INVESCO Money Market Funds, Inc.
Year Ended May 31, 1999

                                                              U.S. GOVERNMENT
                                                                        MONEY
                                                                         FUND
-----------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST INCOME                                                   $ 4,621,189
=============================================================================
EXPENSES
Investment Advisory Fees                                              450,781
Transfer Agent Fees                                                   363,724
Administrative Fees                                                    24,949
Custodian Fees and Expenses                                            16,118
Director's Fees and Expenses                                           12,213
Professional Fees and Expenses                                         15,062
Registration Fees and Expenses                                         48,594
Reports to Shareholders                                                36,456
Other Expenses                                                          2,807
=============================================================================
  TOTAL EXPENSES                                                      970,704
  Fees and Expenses Absorbed by Investment Adviser                  (195,925)
  Fees and Expenses Paid Indirectly                                   (7,054)
=============================================================================
     NET EXPENSES                                                     767,725
=============================================================================
NET INVESTMENT INCOME AND NET INCREASE IN
  NET ASSETS FROM OPERATIONS                                      $ 3,853,464
=============================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

Cash Reserves Fund
                                                              YEAR ENDED MAY 31
--------------------------------------------------------------------------------
                                                         1999              1998
OPERATIONS AND DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income Earned and
  Distributed to Shareholders                 $    34,237,500   $    31,564,559
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                 $ 7,899,644,244   $ 5,919,135,596
Reinvestment of Distributions                      30,035,522        28,060,789
================================================================================
                                                7,929,679,766     5,947,196,385
Amounts Paid for Repurchases of Shares        (7,882,192,040)    (5,842,174,016)
================================================================================
NET INCREASE IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                          47,487,726       105,022,369
NET ASSETS
Beginning of Period                               766,670,169       661,647,800
================================================================================
End of Period                                 $   814,157,895   $   766,670,169
================================================================================

               --------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                     7,899,644,244     5,919,135,596
Shares Issued from Reinvestment of Distributions   30,035,522        28,060,789
================================================================================
                                                7,929,679,766     5,947,196,385
Shares Repurchased                             (7,882,192,040)   (5,842,174,016)
================================================================================
NET INCREASE IN FUND SHARES                        47,487,726       105,022,369
================================================================================

See Notes to Financial Statements

Tax-Free Money Fund

                                                             YEAR ENDED MAY 31
--------------------------------------------------------------------------------
                                                         1999              1998

OPERATIONS AND DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income Earned and
  Distributed to Shareholders                 $     1,288,977   $     1,436,671
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                 $   277,721,719   $   243,725,325
Reinvestment of Distributions                       1,149,703        1,317,326
================================================================================
                                                  278,871,422       245,042,651
Amounts Paid for Repurchases of Shares           (282,975,166)     (237,818,652)
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                    (4,103,744)         7,223,999
NET ASSETS
Beginning of Period                                54,801,124        47,577,125
================================================================================
End of Period                                 $    50,697,380   $    54,801,124
================================================================================

               --------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                       277,721,719       243,725,325
Shares Issued from Reinvestment of Distributions    1,149,703         1,317,326
================================================================================
                                                  278,871,422       245,042,651
Shares Repurchased                               (282,975,166)     (237,818,652)
================================================================================
NET INCREASE (DECREASE) IN FUND SHARES             (4,103,744)        7,223,999
================================================================================

See Notes to Financial Statements

U.S. Government Money Fund

                                                             YEAR ENDED MAY 31
--------------------------------------------------------------------------------
                                                         1999              1998

OPERATIONS AND DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income Earned and
  Distributed to Shareholders                 $     3,853,464   $     3,486,745
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                 $ 1,097,656,947   $ 1,190,183,900
Reinvestment of Distributions                       3,244,029         2,868,947
================================================================================
                                                1,100,900,976     1,193,052,847
Amounts Paid for Repurchases of Shares         (1,083,310,126)   (1,185,586,043)
================================================================================
NET INCREASE IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                          17,590,850         7,466,804
NET ASSETS
Beginning of Period                                73,918,283        66,451,479
================================================================================
End of Period                                 $    91,509,133   $    73,918,283
================================================================================

               --------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                     1,097,656,947     1,190,183,900
Shares Issued from Reinvestment of Distributions    3,244,029         2,868,947
================================================================================
                                                1,100,900,976     1,193,052,847
Shares Repurchased                            (1,083,310,126)    (1,185,586,043)
================================================================================
NET INCREASE IN FUND SHARES                        17,590,850         7,466,804
================================================================================

See Notes to Financial Statements

INVESCO Notes to financial statements -- INVESCO Money
                                          Market Funds, Inc.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Money Market Funds, Inc. (the "Fund") is incorporated in Maryland and presently consists of three separate Funds: Cash Reserves Fund, Tax-Free Money Fund and U.S. Government Money Fund. The investment objectives are: to seek as high a level of current income for Cash Reserves Fund; to seek as high a level of current income exempt from federal income taxation for Tax-Free Money Fund; and to seek current income by investing only in debt obligations issued or guaranteed by the U.S. Government or its agencies for U.S. Government Money Fund. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Securities held by the Fund are valued at their market value determined by the amortized cost method of valuation. If management believes that such valuation does not reflect the securities' fair value, these securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

C. WHEN-ISSUED SECURITIES -- When-issued securities held by the Fund are fully collateralized by other securities which are notated in the Statement of Investment Securities. Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the when-issued securities.

D. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. The Fund amortizes discounts and premiums paid on purchases of securities to the earliest put or call date. Cost is determined on the specific identification basis.

E. FEDERAL AND STATE TAXES -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. Of the distributions paid by Tax-Free Money Fund for the year ended May 31, 1999, 99.53% were exempt from federal income taxes.

Net capital loss carryovers utilized in 1999 by U.S. Government Money Fund amounted to $150.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Income dividends are reinvested at the month-end net asset value.

G. EXPENSES -- Each of the Funds bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund.

Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Funds' investment adviser. As compensation for its services to each Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee for each Fund is based on the annual rate of 0.50% on the first $300 million of average net assets;
reduced to 0.40% on the next $200 million of average net assets; and 0.30% on average net assets in excess of $500 million.

IFG receives a transfer agent fee from each Fund at an annual rate of $27.00 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.

In accordance with an Administrative Agreement, each Fund paid IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. Effective May 13, 1999, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets.

IFG has voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by each Fund.

NOTE 3 -- TRANSACTIONS WITH AFFILIATES. Certain of the Funds' officers and directors are also officers and directors of IFG.

Each Fund has adopted an unfunded defined benefit deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 50% of the sum of the retainer fee at the time of retirement, plus the annual meeting fee.

Pension expenses for the year ended May 31, 1999, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                     UNFUNDED
                                   PENSION            ACCRUED        PENSION
FUND                              EXPENSES      PENSION COSTS      LIABILITY
--------------------------------------------------------------------------------
Cash Reserves Fund              $   15,095    $        42,570     $   97,591
Tax-Free Money Fund                    981              3,665          8,302
U.S. Government Money Fund           1,750              4,799         10,985

The independent directors have contributed to a deferred fee agreement, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of selected INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds.

FINANCIAL HIGHLIGHTS

Cash Reserves Fund
(For a Fund Share Outstanding Throughout Each Period)

                                                                       YEAR ENDED MAY 31
-------------------------------------------------------------------------------------------------------------
                                                 1999          1998          1997          1996          1995
PER SHARE DATA
Net Asset Value-- Beginning of Period        $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
=============================================================================================================
INCOME  AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS                    0.04          0.05          0.05          0.05          0.05
=============================================================================================================
Net Asset Value-- End of Period              $   1.00      $   1.00      $   1.00     $    1.00      $   1.00
=============================================================================================================
TOTAL RETURN                                     4.45%         4.82%         4.69%         5.01%         4.76%

RATIOS
Net Assets-- End of Period ($000 Omitted)    $814,158      $766,670      $661,648      $587,277      $644,341
Ratio of Expenses to Average Net Assets(a)      0.90%(b)      0.91%(b)      0.86%(b)      0.87%(b)      0.75%
Ratio of Net Investment Income to
  Average Net Assets(a)                          4.36%         4.76          4.62%         4.86%         4.65%

(a) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended May 31, 1999, 1998, 1997, 1996 and 1995. If such expenses had not been absorbed, ratio of expenses to average net assets would have been 0.91%, 0.93% 0.92%, 0.92% and 0.85%, respectively, and ratio of net investment income to average net assets would have been 4.35%, 4.74%, 4.56%, 4.81% and 4.55%, respectively.

(b) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

FINANCIAL HIGHLIGHTS

Tax-Free Money Fund
(For a Fund Share Outstanding Throughout Each Period)

                                                                       YEAR ENDED MAY 31
-------------------------------------------------------------------------------------------------------------
                                                 1999          1998          1997          1996          1995
PER SHARE DATA
Net Asset Value-- Beginning of Period        $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
=============================================================================================================
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS                    0.03          0.03          0.03          0.03          0.03
=============================================================================================================
Net Asset Value-- End of Period              $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
=============================================================================================================

TOTAL RETURN                                     2.63%         3.03%         2.90%         3.08%         2.86%


RATIOS
Net Assets-- End of Period ($000 Omitted)    $ 50,697      $ 54,801      $ 47,577      $ 51,649      $ 58,780
  Ratio of Expenses to Average Net Assets(a)    0.77%(b)      0.76%(b)      0.76%(b)      0.77%(b)      0.75%
Ratio of Net Investment Income to
  Average Net Assets(a)                          2.61%         3.01%         2.86%         3.03%         2.77%

(a) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended May 31, 1999, 1998, 1997, 1996 and 1995. If such expenses had not been absorbed, ratio of expenses to average net assets would have been 1.02%, 1.06% 1.01%, 1.05% and 1.00%, respectively, and ratio of net investment income to average net assets would have been 2.36%, 2.71%, 2.61%, 2.75% and 2.52%, respectively.

(b) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

FINANCIAL HIGHLIGHTS

U.S. Government Money Fund
(For a Fund Share Outstanding Throughout Each Period)


                                                                       YEAR ENDED MAY 31
-------------------------------------------------------------------------------------------------------------
                                                 1999          1998          1997          1996          1995
PER SHARE DATA
  Net Asset Value-- Beginning of Period      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
=============================================================================================================
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS                    0.04          0.05          0.04          0.05          0.05
=============================================================================================================
Net Asset Value-- End of Period              $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
=============================================================================================================

TOTAL RETURN                                     4.36%         4.74%         4.57%         4.90%         4.66%


RATIOS
  Net Assets-- End of Period ($000 Omitted)  $ 91,509      $ 73,918      $ 66,451      $ 79,392      $ 60,843
Ratio of Expenses to Average Net Assets(a)      0.86%(b)      0.87%(b)      0.86%(b)      0.87%(b)      0.75%
Ratio of Net Investment Income to
  Average Net Assets(a)                          4.28%         4.72%         4.51%         4.78%         4.55%

(a) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended May 31, 1999, 1998, 1997, 1996 and 1995. If such expenses had not been absorbed, ratio of expenses to average net assets would have been 1.08%, 1.12% 1.06%, 1.05% and 1.10%, respectively, and ratio of net investment income to average net assets would have been 4.06%, 4.47%, 4.31%, 4.59% and 4.20%, respectively.

(b) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

OTHER INFORMATION

UNAUDITED

On May 20, 1999, a special meeting of the shareholders of the Fund was held at which the ten directors identified below were elected. The selection of PricewaterhouseCoopers LLP as independent accountants (Proposal 1) and the approval of changes to the fundamental investment restrictions identified below (Proposal 2) were ratified. The following is a report of the votes cast:


                                                                          WITHHELD/
NOMINEE/PROPOSAL                             FOR          AGAINST           ABSTAIN           TOTAL
---------------------------------------------------------------------------------------------------
Cash Reserves Fund
Charles W. Brady                     391,858,701                0        24,153,411     416,012,112
Fred A. Deering                      391,288,148                0        24,723,964     416,012,112
Mark H. Williamson                   391,288,503                0        24,723,609     416,012,112
Dr. Victor L. Andrews                391,401,045                0        24,611,067     416,012,112
Bob R. Baker                         391,614,493                0        24,397,619     416,012,112
Lawrence H. Budner                   391,543,348                0        24,468,764     416,012,112
Dr. Wendy Lee Gramm                  391,453,949                0        24,558,163     416,012,112
Kenneth T. King                      391,373,743                0        24,638,369     416,012,112
John W. McIntyre                     391,338,832                0        24,673,280     416,012,112
Dr. Larry Soll                       391,409,155                0        24,602,957     416,012,112

Proposal 1                           387,082,874        6,499,285        22,429,951     416,012,110

Proposal 2
Modification of Fundamental
   Investment Restrictions on:
a --Issuer diversification           357,521,984       22,146,340        36,343,788     416,012,112
b --Industry concentration           357,533,437       22,134,887        36,343,788     416,012,112
c --Underwriting securities          357,494,754       22,173,570        36,343,788     416,012,112
d --Borrowing and elimination
   of restriction on pledging
   assets                            357,198,597       22,469,727        36,343,788     416,012,112
e --Issuance of senior securities    357,415,375       22,252,949        36,343,788     416,012,112
f --Loans                            357,152,606       22,515,718        36,343,788     416,012,112
g --Investing in commodoties
   and elimination of Tax-Free
   Money Fund's fundamental
   restriction on oil and gas
   investments                       357,279,200       22,389,124        36,343,788     416,012,112
h --Real estate investments          357,495,311       22,173,013        36,343,788     416,012,112
i --Investing in another
   investment company                357,304,957       22,363,367        36,343,788     416,012,112
Elimination of Fundamental
   Investment Restrictions on:
j -- Short sales and margin
   purchases                         357,198,442       22,469,882        36,343,788     416,012,112
k --Investments for the purpose
   of exercising control             357,272,958       22,395,366        36,343,788     416,012,112


                                                                          WITHHELD/
NOMINEE/PROPOSAL                             FOR          AGAINST           ABSTAIN           TOTAL
---------------------------------------------------------------------------------------------------
Cash Reserves Fund (continued)
l -- Purchasing restricted
   securities                        357,233,497       22,434,827        36,343,788     416,012,112
m --Fund ownership of securities
   of issuers also owned by
   directors and officers of each
   Fund or its investment advisor
   (Cash Reserves Fund and
   Tax-Free Money Fund only)         357,186,830       22,481,494        36,343,788     416,012,112
n --Investing in oil and gas
   programs and other mineral
   leases or programs (Cash
   Reserves Fund only)               357,249,483       22,418,841        36,343,788     416,012,112
o --Investing in securities of
   newly-formed issuers (Cash
   Reserves Fund and Tax-Free
   Money Fund only)                  357,228,375       22,439,949        36,343,788     416,012,112
p --Purchasing equity securities
   and securities convertible into
   equity securities (Cash
   Reserves Fund and Tax-Free
   Money Fund only)                  357,407,071       22,261,253        36,343,788     416,012,112
q --Joint trading activities,
   purchase of warrants and
   certain other investment
   activities (Cash Reserves
   Fund only)                        357,280,786       22,387,538        36,343,788     416,012,112

Tax-Free Money Fund
Charles W. Brady                      28,446,331                0         1,107,469      29,553,800
Fred A. Deering                       28,441,870                0         1,111,930      29,553,800
Mark H. Williamson                    28,393,342                0         1,160,458      29,553,800
Dr. Victor L. Andrews                 28,451,947                0         1,101,853      29,553,800
Bob R. Baker                          28,217,543                0         1,336,257      29,553,800
Lawrence H. Budner                    28,455,561                0         1,098,239      29,553,800
Dr. Wendy Lee Gramm                   28,454,574                0         1,099,226      29,553,800
Kenneth T. King                       28,449,246                0         1,104,554      29,553,800
John W. McIntyre                      28,452,438                0         1,101,362      29,553,800
Dr. Larry Soll                        28,454,129                0         1,099,671      29,553,800

Proposal 1                            28,570,834          268,969           713,996      29,553,799


                                                                          WITHHELD/
NOMINEE/PROPOSAL                             FOR          AGAINST           ABSTAIN           TOTAL
---------------------------------------------------------------------------------------------------
Tax-Free Money Fund (continued)
Proposal 2
Modification of Fundamental
   Investment Restrictions on:
a --Issuer diversification            25,471,538        2,526,936         1,555,326      29,553,800
b --Industry concentration            25,471,538        2,526,936         1,555,326      29,553,800
c --Underwriting securities           25,413,174        2,585,300         1,555,326      29,553,800
d --Borrowing and elimination
   of restriction on pledging assets  25,417,950        2,580,524         1,555,326      29,553,800
e --Issuance of senior securities     25,469,742        2,528,732         1,555,326      29,553,800
f --Loans                             25,427,775        2,570,699         1,555,326      29,553,800
g --Investing in commodoties
   and elimination of Tax-Free
   Money Fund's fundamental
   restriction on oil and gas
   investments                        25,469,742        2,528,732         1,555,326      29,553,800
h --Real estate investments           25,411,378        2,587,096         1,555,326      29,553,800
i --Investing in another
   investment company                 25,417,950        2,580,524         1,555,326      29,553,800
Elimination of Fundamental
   Investment Restrictions on:
j -- Short sales and margin
   purchases                          25,427,775        2,570,699         1,555,326      29,553,800
k --Investments for the purpose
   of exercising control              25,429,571        2,568,903         1,555,326      29,553,800
l -- Purchasing restricted
   securities                         25,429,571        2,568,903         1,555,326      29,553,800
m --Fund ownership of securities
   of issuers also owned by
   directors and officers of each
   Fund or its investment advisor
   (Cash Reserves Fund and
   Tax-Free Money Fund only)          25,471,538        2,526,936         1,555,326      29,553,800
n --Investing in oil and gas
   programs and other mineral
   leases or programs (Cash
   Reserves Fund only)                25,471,538        2,526,936         1,555,326      29,553,800
o --Investing in securities of
   newly-formed issuers (Cash
   Reserves Fund and Tax-Free
   Money Fund only)                   25,429,571        2,568,903         1,555,326      29,553,800


                                                                          WITHHELD/
NOMINEE/PROPOSAL                             FOR          AGAINST           ABSTAIN           TOTAL
---------------------------------------------------------------------------------------------------

Tax-Free Money Fund (continued)
p --Purchasing equity securities
   and securities convertible into
   equity securities (Cash Reserves
   Fund and Tax-Free Money Fund
   only)                              25,429,571        2,568,903         1,555,326      29,553,800
q --Joint trading activities,
   purchase of warrants and
   certain other investment
   activities (Cash Reserves Fund
   only)                              25,471,538        2,526,936         1,555,326      29,553,800

U.S. Government Money Fund
Charles W. Brady                      46,224,825                0         4,892,521      51,117,346
Fred A. Deering                       46,073,967                0         5,043,379      51,117,346
Mark H. Williamson                    46,034,998                0         5,082,348      51,117,346
Dr. Victor L. Andrews                 46,254,401                0         4,862,945      51,117,346
Bob R. Baker                          46,054,541                0         5,062,805      51,117,346
Lawrence H. Budner                    46,300,269                0         4,817,077      51,117,346
Dr. Wendy Lee Gramm                   46,144,730                0         4,972,616      51,117,346
Kenneth T. King                       46,227,079                0         4,890,267      51,117,346
John W. McIntyre                      46,146,471                0         4,970,875      51,117,346
Dr. Larry Soll                        46,153,026                0         4,964,320      51,117,346

Proposal 1                            47,065,640        2,126,696         1,925,008      51,117,344

Proposal 2
Modification of Fundamental
   Investment Restrictions on:
a --Issuer diversification            37,577,383        9,338,016         4,201,947      51,117,346
b --Industry concentration            37,577,383        9,338,016         4,201,947      51,117,346
c --Underwriting securities           37,577,383        9,338,016         4,201,947      51,117,346
d --Borrowing and elimination
    of restriction on pledging assets 37,544,719        9,370,680         4,201,947      51,117,346
e --Issuance of senior securities     37,577,383        9,338,016         4,201,947      51,117,346
f --Loans                             37,555,538        9,359,861         4,201,947      51,117,346
g --Investing in commodoties
   and elimination of Tax-Free
   Money Fund's fundamental
   restriction on oil and gas
   investments                        37,556,386        9,359,013         4,201,947      51,117,346
h --Real estate investments           37,577,383        9,338,016         4,201,947      51,117,346


                                                                          WITHHELD/
NOMINEE/PROPOSAL                             FOR          AGAINST           ABSTAIN           TOTAL
---------------------------------------------------------------------------------------------------

U.S. Government Money Fund (continued)
i -- Investing in another
   investment company                 37,567,204        9,348,195         4,201,947      51,117,346
Elimination of Fundamental
   Investment Restrictions on:
j -- Short sales and margin
   purchases                          37,509,124        9,406,275         4,201,947      51,117,346
k --Investments for the purpose
   of exercising control              37,577,383        9,338,016         4,201,947      51,117,346
l -- Purchasing restricted
   securities                         37,567,204        9,348,195         4,201,947      51,117,346
m --Fund ownership of securities
   of issuers also owned by
   directors and officers of each
   Fund or its investment advisor
   (Cash Reserves Fund and
   Tax-Free Money Fund only)          37,572,582        9,342,817         4,201,947      51,117,346
n --Investing in oil and gas
   programs and other mineral
   leases or programs (Cash
   Reserves Fund only)                37,577,383        9,338,016         4,201,947      51,117,346
o --Investing in securities of
   newly-formed issuers (Cash
   Reserves Fund and Tax-Free
   Money Fund only)                   37,577,383        9,338,016         4,201,947      51,117,346
p --Purchasing equity securities
   and securities convertible into
   equity securities (Cash Reserves
   Fund and Tax-Free Money
   Fund only)                         37,577,383        9,338,016         4,201,947      51,117,346
q --Joint trading activities,
   purchase of warrants and
   certain other investment
   activities (Cash Reserves
   Fund only)                         37,577,383        9,338,016         4,201,947      51,117,346

                        INVESCO Family of Funds

                                                                    Newspaper
Fund Name                     Fund Code      Ticker Symbol          Abbreviation
-------------------------------------------------------------------------------------------
International
International Blue Chip             09          IIBCX             ItlBlChp
Pacific Basin                       54          FPBSX             PcBas
European                            56          FEURX             Europ
Latin American Growth               34          IVSLX             LtnAmerGr
-------------------------------------------------------------------------------------------
Sector
Energy                              50          FSTEX             Enrgy
Financial Services                  57          FSFSX             FinSvc
Gold                                51          FGLDX             Gold
Health Sciences                     52          FHLSX             HlthSc
Leisure                             53          FLISX             Leisur
Realty                              42          IVSRX             Realty
Technology-Class II                 55          FTCHX             Tech
Utilities                           58          FSTUX             Util
Worldwide Communications            39          ISWCX             WldCom
(as of 7/30/99, Telecommunications)                               (as of 8/1/99 Telecomm)
-------------------------------------------------------------------------------------------
Stock
Growth & Income                     21          IVGIX             Gro&Inc
INVESCO Endeavor                    61          IVENX             Endeavor
Blue Chip Growth                    10          FLRFX             BlChpGro
Dynamics                            20          FIDYX             Dynm
Small Company Growth                60          FIEGX             SmCoGth
Value Equity                        46          FSEQX             ValEq
S&P 500 Index Fund-Class II         23          ISPIX             SP500II
-------------------------------------------------------------------------------------------
Combination Stock & Bond
Industrial Income                   15          FIIIX             IndInc
(as of 7/30/99, Equity Income)                                    (as of 8/1/99, EquityInc)
Total Return                        48          FSFLX             TotRtn
Balanced                            71          IMABX             Bal
-------------------------------------------------------------------------------------------
Bond
U.S. Government Securities          32          FBDGX             USGvt
Select Income                       30          FBDSX             SelInc
High Yield                          31          FHYPX             HiYld
Tax-Free Bond (formerly,
  Tax-Free Long-Term Bond)          35          FTIFX             TxFre
-------------------------------------------------------------------------------------------
Money Market
U.S. Government Money Fund          44          FUGXX             InvGvtMF
Cash Reserves                       25          FDSXX             InvCshR
Tax-Free Money Fund                 40          FFRXX             InvTaxFree
Money Market Reserve                96          IMRXX             INVESCOMMR
Tax-Exempt Reserve                  95          ITTXX             INVESCOTTE


FOR MORE INFORMATION ABOUT ANY OF THE INVESCO FUNDS, INCLUDING MANAGEMENT FEES AND EXPENSES, PLEASE CALL US AT 1-800-525-8085 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                 [INVESCO ICON]
                                    INVESCO




                                   YOU SHOULD
                                KNOW WHAT
                                  INVESCO KNOWS(TM)





We're easy to stay in touch with:

Investor Services: 1-800-525-8085
PAL(R), your personal account line: 1-800-424-8085
On the World Wide Web: www.invesco.com

In Denver, visit one of our convenient Investor Centers:
Cherry Creek, 3003 East Third Avenue, Suite 1
Denver Tech Center, 7800 East Union Avenue, Lobby Level

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, CO 80217-3706

This information must be preceded or accompanied by a current prospectus.

AMF 9013 6/99